Intangible Assets - Summary of Changes In Intangible Assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Impairment loss	₩ (623)	₩ (230)	₩ (5)
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Disclosure Of Intangible Assets [Line Items]
Impairment loss	₩ (623)